Tandem Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares / Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
2,500	Expeditors International of Washington, Inc.	$ 358,075	1.75%

Electric & Other Services Combined
1,800	WEC Energy Group, Inc.	208,386	1.02%

Electric Services
8,900	NextEra Energy, Inc.	826,632	4.04%

Electronic Connectors
5,600	Amphenol Corporation - Class A	707,560	3.46%

Industrial Instruments For Measurement, Display, and Control
1,700	Roper Technologies, Inc.	601,562	2.94%

Insurance Agents, Brokers & Services
9,100	Brown & Brown, Inc.	593,411	2.90%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,100	Steris PLC (Ireland)	685,503	3.35%

Pharmaceutical Preparations
4,900	Abbott Laboratories	503,083
1,500	Johnson & Johnson	366,660
5,200	Zoetis Inc. - Class A	614,692
		1,484,435	7.25%

Refuse Systems
1,600	Republic Services, Inc.	350,432
2,500	Waste Connections, Inc. (Canada)	406,100
		756,532	3.70%

Retail - Eating Places
700	McDonald’s Corporation	217,553	1.06%

Retail - Variety Stores
400	Costco Wholesale Corporation	398,572	1.95%

Security & Commodity Brokers, Dealers, Exchanges & Services
5,600	Intercontinental Exchange, Inc.	880,768
1,400	Nasdaq, Inc.	118,846
		999,614	4.88%

Security Brokers, Dealers & Flotation Companies
550	BlackRock, Inc.	528,940	2.58%

Services - Business Services, NEC
1,600	Broadridge Financial Solutions, Inc.	259,968
900	Mastercard, Inc. - Class A	449,694
1,500	Visa, Inc. - Class A	453,360
		1,163,022	5.68%

Services - Computer Integrated Systems Design
4,400	Jack Henry & Associates, Inc.	695,376	3.40%

Services - Computer Processing & Data Preparation
1,200	Automatic Data Processing, Inc.	243,816
1,500	Verisk Analytics, Inc.	284,625
		528,441	2.58%

Services - Management Consulting Services
19,300	Genpact Limited (Bermuda)	718,925	3.51%

Services - Prepackaged Software
1,200	Intuit Inc.	518,856
1,900	Microsoft Corporation	703,323
		1,222,179	5.97%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
6,000	Church & Dwight Co., Inc.	559,920
2,500	The Procter & Gamble Company	361,100
		921,020	4.50%

Surgical & Medical Instruments & Apparatus
1,900	Becton, Dickinson and Company	298,737
3,400	ResMed, Inc.	763,232
1,900	Stryker Corporation	624,321
		1,686,290	8.24%

Total for Common Stocks (Cost - $11,664,852)		15,302,028	74.76%

REAL ESTATE INVESTMENT TRUSTS
9,200	Terreno Realty Corporation	565,064	2.76%
	(Cost - $483,623)

GOVERNMENT SECURITIES
$ 850,000	U.S. Treasury Bill, 3.13%, 4/7/26 * **	849,489
750,000	U.S. Treasury Bill, 3.39%, 4/14/26 * **	749,017
750,000	U.S. Treasury Bill, 3.48%, 4/21/26 * **	748,487
500,000	U.S. Treasury Bill, 3.53%, 4/28/26 * **	498,635
	(Cost - $2,845,530)	2,845,629	13.90%

MONEY MARKET FUNDS
1,851,686	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% ***	1,851,686	9.05%
	(Cost - $1,851,686)

	Total Investments	20,564,407	100.47%
	(Cost - $16,845,691)

	Liabilities in Excess of Other Assets	(95,425)	-0.47%

	Net Assets	$ 20,468,982	100.00%

* Zero coupon bond. Coupon rate disclosed represents 7-day yield at March 31, 2026.
** Level 2 Security.
*** The yield shown represents the 7-day yield at March 31, 2026.